Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

NOTE 16 — FAIR VALUE MEASUREMENTS

We perform fair value measurements in accordance with FASB's authoritative guidance on fair value measurements and disclosures. This standard defines fair value, provides guidance for measuring fair value and requires certain disclosures. This standard does not require any new fair value measurements, but rather applies under other accounting pronouncements that require or permit fair value measurements. The standard discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow) and the cost approach (cost to replace the service capacity of an asset or replacement cost). The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

•	Level 1: Observable inputs such as quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

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Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

•	Level 3: Unobservable inputs that reflect the reporting entity's own assumptions when there is little or no market data.

We measure our financial assets and liabilities at fair value on a recurring basis using the following valuation techniques:

(a) Market Approach – uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

(b) Income Approach – uses valuation techniques to convert future estimated cash flows to a single present amount based on current market expectations about those future amounts, using present value techniques.

The following table represents our fair value hierarchy and the valuation techniques used for financial assets and financial liabilities measured at fair value on a recurring basis (in thousands):

	December 31, 2011

	Total	Level 1	Level 2	Level 3	Valuation Techniques
Assets:
Money market funds	$65,811	$65,811	$—	$—	(a)
U.S. treasury securities	6,921	3,499	3,422	—	(a)
U.S. agency securities	5,551	3,545	2,006	—	(a)
Corporate notes/bonds	47,528	—	47,528	—	(a)
Certificates/term deposits	2,922	—	2,922	—	(a)
Derivative assets (1)	2,863	—	2,863	—	(a)

Total	$131,596	$72,855	$58,741	$—

Liabilities:
Derivative liabilities (1)	$300	$—	$300	$—	(a)
Contingent consideration	3,782	—	—	3,782	(b)

Total	$4,082	$—	$300	$3,782

	December 31, 2010

	Total	Level 1	Level 2	Level 3	Valuation Techniques
Assets:
Money market funds	$268,118	$268,118	$—	$—	(a)
U.S. treasury securities	24,511	24,511	—	—	(a)
U.S. agency securities	35,387	35,387	—	—	(a)
Corporate notes/bonds	51,181	—	51,181	—	(a)
Certificates/term deposits	10,777	—	10,777	—	(a)
Commercial paper	14,984	—	14,984	—	(a)
Derivative assets (1)	1,123	—	1,123	—	(a)

Total	$406,081	$328,016	$78,065	$—

Liabilities:
Derivative liabilities (1)	$1,380	$—	$1,380	$—	(a)
Contingent consideration	8,515	—	—	8,515	(b)

Total	$9,895	$—	$1,380	$8,515

(1)	Please refer to Note 15 – Derivative Instruments for details.

The following table presents our liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2011 and 2010 (in thousands):

	Year Ended December 31
	2011	2010
Total, beginning of the period	$8,515	$4,000
Contingent consideration(1)	5,821	2,015
Change in fair value of contingent consideration (2)	(7,819)	2,500
Payment of contingent consideration	(2,735)	—

Total, end of the period	$3,782	$8,515

(1)	We enter into earn-out agreements with the shareholders of certain companies we acquire. The earn-out contingent payments are typically based on the acquired company's products' total revenue or sales growth over a specified period after the acquisition date. This also includes contingent consideration relating to our purchase of intellectual property. During the second quarter of 2011, we separately purchased intellectual property and entered into an agreement whereby the former owner has the opportunity to earn an additional amount contingent upon achievement of certain technology milestones.

(2)	The estimated fair value decreased due to actual earn-out achievement for 2011 that was lower than expected and the resulting expected unattainable minimum thresholds required for earning a payout for the third and final earn-out period.

Other Financial Assets and Liabilities

The carrying amounts of our other financial assets and liabilities including accounts receivable, accounts payable and accrued liabilities approximate their respective fair values because of the relatively short period of time between their origination and their expected realization.

The book value and fair value of our current and long-term portion of loans payable as of December 31, 2011 are as follows (in thousands):

	Book Value	Fair Value (1)
Current portion of loans payable	$91,597	$91,597
Long-term portion of loans payable	32,133	32,133

	$123,730	$123,730

(1)	Estimated fair value of long-term debt is based on quoted prices for similar liabilities for which significant inputs are observable.